History and activity of the Company - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands				3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 22, 2024 USD ($) Stores	Feb. 15, 2024 $ / shares shares	Feb. 13, 2024 MXN ($) $ / shares shares	Sep. 30, 2024 MXN ($) Stores	Sep. 30, 2023 MXN ($)	Sep. 30, 2024 MXN ($) Stores $ / shares	Sep. 30, 2023 MXN ($)	Dec. 31, 2023 MXN ($)	Oct. 25, 2023 MXN ($) Stores	Oct. 25, 2023 USD ($) Stores
History and activity of the company [line items]
Net proceeds received			$ 7,812,065
Cost of sales on inventory obsolescence				$ 12,490,108	$ 9,618,847	$ 34,414,213	$ 26,733,603
Class A Common Shares
History and activity of the company [line items]
Initial public offering price | $ / shares						$ 17.5
Major Ordinary Share Transactions | Class A Common Shares
History and activity of the company [line items]
Additional number of shares sold | shares		5,049,088	5,610,098
Initial public offering price | $ / shares		$ 17.5	$ 17.5
Hurricane Otis
History and activity of the company [line items]
Number of stores operated | Stores									54	54
Number of stores closed | Stores									51	51
Impairment loss recognized as other expenses								$ 42,422
Expenses related to theft, debris removal and equipment repairs								7,598
Cost of sales on inventory obsolescence								$ 30,409
Fixed costs on the closed stores									$ 11,818
Maximum liability limit amount									$ 63,197	$ 3,586,750
Hurricane Otis | Subsequent Event
History and activity of the company [line items]
Number of stores reopened | Stores	50
Insurance revenue	$ 0
Mexican Subsidiaries | BBB Foods Limited Partnership
History and activity of the company [line items]
Proportion of ownership interest in subsidiary						99.99%
Mexican Subsidiaries | Lothian Shelf Limited
History and activity of the company [line items]
Proportion of ownership interest in subsidiary						0.01%
BBB Foods Inc.
History and activity of the company [line items]
Number of entities controlled | Stores				2		2